Shareholder Report	12 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	ASSET MANAGEMENT FUND
Entity Central Index Key	0000705318
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
Class AMF
Shareholder Report [Line Items]
Fund Name	Large Cap Equity Fund
Class Name	Class AMF
Trading Symbol	IICAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Large Cap Equity Fund (“Fund”) for the period of July 01, 2023, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.amffunds.com. You can also request this information by contacting us at 1-800-247-9780.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-247-9780
Additional Information Website	www.amffunds.com
Expenses [Text Block]

What were the Fund expenses for the last year?

(Based on a hypothetical $10,000 investment)

FUND (CLASS)	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Large Cap Equity Fund (Class AMF/IICAX)	$185	1.68%

Expenses Paid, Amount	$ 185
Expense Ratio, Percent	1.68%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

For the twelve months ended June 30, 2024, the Large Cap Equity Fund Class AMF Shares returned 19.95% while the S&P 500 Index (Total Return) generated 24.56%. The Morningstar Large Blend category average returned 21.37%. According to Morningstar, this places the Fund in the top 68% of all Large Cap Blend stock funds for the past year. For the three-and-five year periods, the Fund ranked in the 8th percentile and the 43rd percentile, respectively.

For the twelve months ended June 30, 2024, value and low volatility stocks underperformed the benchmark while momentum and growth outperformed. Since the Fund is oriented to value and higher than average dividend yield, this primarily caused the underperformance vs the benchmark.

The Fund’s investment adviser, System Two Advisors, continues to prefer companies with low share prices relative to cash flow and sales, and higher than average dividend yields. These are factors that we believe provide more stability and less volatility when markets underperform. In fact, the Fund continues to generate lower return volatility than the S&P 500 Index as well as the average fund in the Morningstar Large Blend category. The Fund’s investment adviser, System Two Advisors, relies on a blend of fundamental and quantitative analysis. Since System Two Advisors took over management of the Fund, relative performance, to both the Fund’s benchmark and similar funds, has improved despite the Fund having less return volatility. We believe that the investment process of System Two Advisors provides an attractive risk-adjusted approach for our shareholders.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

Fund Performance

The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.

GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 YEAR	5 YEAR	10 YEAR
Large Cap Equity Fund (Class AMF/IICAX)	19.95%	14.14%	11.21%
S&P 500 Index	24.56%	15.05%	12.86%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2024
Updated Performance Information Location [Text Block]	Visit www.amffunds.com for the most recent performance information.
Net Assets	$ 48,960,943
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 314,925
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
Fund net assets	$48,960,943
Total Number of Portfolio Holdings	51
Total advisory fees paid	$314,925
Portfolio turnover rate as of the end of the reporting period	10%

Holdings [Text Block]
PORTFOLIO DIVERSIFICATION (% OF TOTAL NET ASSETS)
Information Technology	31.2%
Financials	14.9%
Health Care	11.4%
Consumer Discretionary	9.7%
Communication Services	8.3%
Industrials	8.2%
Consumer Staples	6.2%
Energy	4.4%
Materials	2.2%
Real Estate	1.9%
Utilities	1.7%

Material Fund Change [Text Block]

Material Fund Changes

Prior to February 28, 2024, Austin Atlantic Asset Management Company (“AAAMCO”) served as investment adviser to the Fund. Effective as of February 28, 2024, AAMCO no longer serves as investment adviser to the Fund and System Two Advisors, L.P., the Fund’s former investment sub-adviser, serves as investment adviser to the Fund.

This is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s prospectus at www.amffunds.com or upon request at 1-800-247-9780.

Material Fund Change Name [Text Block]	Austin Atlantic Asset Management Company
Material Fund Change Adviser [Text Block]	System Two Advisors, L.P.
Updated Prospectus Phone Number	1-800-247-9780
Updated Prospectus Web Address	www.amffunds.com
Class H
Shareholder Report [Line Items]
Fund Name	Large Cap Equity Fund
Class Name	Class H
Trading Symbol	IICHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Large Cap Equity Fund (“Fund”) for the period of July 01, 2023, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.amffunds.com. You can also request this information by contacting us at 1-800-247-9780.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-247-9780
Additional Information Website	www.amffunds.com
Expenses [Text Block]

What were the Fund expenses for the last year?

(Based on a hypothetical $10,000 investment)

FUND (CLASS)	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Large Cap Equity Fund (Class H/IICHX)	$162	1.47%

Expenses Paid, Amount	$ 162
Expense Ratio, Percent	1.47%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

For the twelve months ended June 30, 2024, the Large Cap Equity Fund Class H Shares returned 20.24% while the S&P 500 Index (Total Return) generated 24.56%. The Morningstar Large Blend category average returned 21.37%. According to Morningstar, this places the Fund in the top 68% of all Large Cap Blend stock funds for the past year. For the three-and-five year periods, the Fund ranked in the 8th percentile and the 43rd percentile, respectively.

For the twelve months ended June 30, 2024, value and low volatility stocks underperformed the benchmark while momentum and growth outperformed. Since the Fund is oriented to value and higher than average dividend yield, this primarily caused the underperformance vs the benchmark.

The Fund’s investment adviser, System Two Advisors, continues to prefer companies with low share prices relative to cash flow and sales, and higher than average dividend yields. These are factors that we believe provide more stability and less volatility when markets underperform. In fact, the Fund continues to generate lower return volatility than the S&P 500 Index as well as the average fund in the Morningstar Large Blend category. The Fund’s investment adviser, System Two Advisors, relies on a blend of fundamental and quantitative analysis. Since System Two Advisors took over management of the Fund, relative performance, to both the Fund’s benchmark and similar funds, has improved despite the Fund having less return volatility. We believe that the investment process of System Two Advisors provides an attractive risk-adjusted approach for our shareholders.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

Fund Performance

The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $3,000,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.

GROWTH OF $3,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 YEAR	5 YEAR	10 YEAR
Large Cap Equity Fund (Class H/IICHX)	20.24%	14.38%	11.43%
S&P 500 Index	24.56%	15.05%	12.86%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2024
Updated Performance Information Location [Text Block]	Visit www.amffunds.com for the most recent performance information.
Net Assets	$ 48,960,943
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 314,925
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
Fund net assets	$48,960,943
Total Number of Portfolio Holdings	51
Total advisory fees paid	$314,925
Portfolio turnover rate as of the end of the reporting period	10%

Holdings [Text Block]
PORTFOLIO DIVERSIFICATION (% OF TOTAL NET ASSETS)
Information Technology	31.2%
Financials	14.9%
Health Care	11.4%
Consumer Discretionary	9.7%
Communication Services	8.3%
Industrials	8.2%
Consumer Staples	6.2%
Energy	4.4%
Materials	2.2%
Real Estate	1.9%
Utilities	1.7%

Material Fund Change [Text Block]

Material Fund Changes

Prior to February 28, 2024, Austin Atlantic Asset Management Company (“AAAMCO”) served as investment adviser to the Fund. Effective as of February 28, 2024, AAMCO no longer serves as investment adviser to the Fund and System Two Advisors, L.P., the Fund’s former investment sub-adviser, serves as investment adviser to the Fund.

This is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s prospectus at www.amffunds.com or upon request at 1-800-247-9780.

Material Fund Change Name [Text Block]	Austin Atlantic Asset Management Company
Material Fund Change Adviser [Text Block]	System Two Advisors, L.P.
Updated Prospectus Phone Number	1-800-247-9780
Updated Prospectus Web Address	www.amffunds.com